Income Taxes	12 Months Ended
Dec. 31, 2012
Income Taxes

13. INCOME TAXES

The components of income tax expense (benefit) are as follows:

	Year Ended December 31
	2010	2011	2012
	US$	US$	US$
Current	286	3,237	5,534
Deferred	(805)	2,510	1,582

Income tax expense (benefit)	(519)	5,747	7,116

The income (loss) before income taxes for domestic and foreign entities is as follows:

	Year Ended December 31
	2010	2011	2012
	US$	US$	US$
Domestic	(6,579)	(8,730)	(11,039)
Foreign entities
SMI Taiwan	4,963	42,382	51,997
FCI	(4,748)	12,572	12,645
SMI USA	1,561	911	253
Others	(954)	81	478

	(5,757)	47,216	54,334

Since the Company is based in the Cayman Islands, a tax-free country, domestic tax on pretax income is calculated at the Cayman Islands statutory rate of zero for each year.

The Company and its subsidiaries file separate income tax returns. A reconciliation of income tax expense on pretax income at statutory rate and income tax expense is shown below:

	Year Ended December 31
	2010	2011	2012
	US$	US$	US$
Cayman statutory rate	—	—	—
Tax on pretax income at statutory rate	396	7,859	8,142
Tax-exempt income	(1,021)	(3,477)	(5,149)
Permanent differences	216	1,919	861
Temporary differences	2,293	(622)	(2,290)
Alternative minimum tax	751	2,804	4,340
Income tax (10%) on undistributed earnings	147	2,277	2,631
Net changes in income tax credit	(4,100)	252	5,518
Net changes in valuation allowance of deferred income tax assets	2,002	(1,830)	(3,879)
Net operating loss carryforwards	102	341	604
Liabilities related to unrealized tax benefits	(1,331)	(736)	832
Adjustment of prior years’ taxes and others	26	(3,040)	(4,494)

Income tax expense (benefit)	(519)	5,747	7,116

Deferred income tax assets are as follows:

	December 31
	2011	2012
	US$	US$
Current:
Notes and accounts receivable	1,406	1,128
Stock-based compensation	690	473
Allowance for sales return	251	222
Inventory reserve	703	686
Foreign currency translation	95	1,063
Investment tax credits	2,487	1,126
Others	315	523
Valuation allowance	(4,869)	(2,852)

	1,078	2,369

Non-current:
Inventory reserve	730	691
Property and equipment	875	753
Investment tax credits	9,744	5,862
Net operating loss carryforwards	6,401	6,248
Others	(470)	(401)
Valuation allowance	(13,603)	(12,349)

	3,677	804

The valuation allowance shown in the table above relates to net operating loss carryforwards, tax credits and temporary differences for which the Company believes that realization is uncertain. The valuation allowance decreased by US$401 thousand and US$3,271 thousand for the years ended December 31, 2011 and 2012, respectively. The decrease in valuation allowance is primarily due to the Company being able to generate more taxable income in the future to utilize operating loss carryforwards and research and development credits before they expire. As of December 31, 2012, SMI Taiwan had unused research and development tax credit of US$ 1,126, which will expire in 2013. In addition, profits generated from certain products are exempted from income tax for five years beginning January 1, 2010 and January 1, 2012.

As of December 31, 2012, FCI had unused research and development tax credits of approximately US$2,214 thousand which will expire in 2015 to 2017.

As of December 31, 2012, the Company’s United States federal net operating loss carryforwards for federal income tax purposes were approximately US$5,917 thousand. If not utilized, the federal net operating loss carryforwards will expire in 2022.

As of December 31, 2012, the Company’s United States federal and state research and development tax credit carryforwards for federal and state income tax purposes were approximately US$2,230 thousand and US$1,418 thousand, respectively. If not utilized, the federal tax credit carryforwards will expire starting in 2022 while the state tax credit carryforward has no expiration date.

Current United States federal and California state laws include substantial restrictions on the utilization of net operating losses and credits in the event of an “ownership change” of a corporation. Accordingly, the Company’s ability to utilize net operating loss and tax credit carryforwards may be limited as a result of such “ownership change”. Such a limitation could result in the expiration of carryforwards before they are utilized.

Unrecognized Tax Benefit

A reconciliation of the beginning and ending balances of the total amounts of unrecognized tax benefits is as follows:

	Year Ended December 31
	2011	2012
	US $	US$
Balance, beginning of year	5,991	2,657
Increases in tax positions taken in current year	770	917
Decrease in tax position taken in prior year primarily related to the resolution of tax audit	(4,104)	(54)

Balance, end of year	2,657	3,520

At December 31, 2012, the Company had US$3,520 thousand of unrecognized tax benefits that if recognized would affect the effective tax rate. For the years ended December 31, 2010, 2011 and 2012, the total amount of interest expense and penalties related to uncertain tax positions recorded in the provision for income tax expense was approximately US$89 thousand, US$485 thousand and US$499 thousand, respectively. The total amount of accrued interest and penalties recognized as of December 31, 2011 and 2012 was US$790 thousand and US$1,305 thousand, respectively. The Company does not anticipate any material change in the total amount of unrecognized tax benefits to occur within the next twelve months.

The Company files income tax returns in United States and foreign jurisdictions. The following table summarizes the Company’s major jurisdictions and tax year that remain subject to examination by tax authorities as of December 31, 2012:

Tax Jurisdiction	Tax Years
SMI Taiwan	2007 and onward
FCI	2007 and onward
SMI USA	2007 onward